Apr. 30, 2019

STATE STREET INSTITUTIONAL INVESTMENT TRUST

State Street Institutional Liquid Reserves Fund

Institutional Class (SSHXX) Administration Class (SSYXX) Investment Class (SSVXX)

Investor Class (SSZXX) Premier Class (SSIXX)

State Street Institutional U.S. Government Money Market Fund

Institutional Class (SAHXX) Administration Class (SALXX) Investment Class (GVVXX)

Investor Class (SAMXX) Premier Class (GVMXX)

State Street Institutional Treasury Money Market Fund

Institutional Class (SSJXX) Administration Class (SSKXX) Investment Class (TRVXX)

Investor Class (SSNXX) Premier Class (TRIXX)

State Street Institutional Treasury Plus Money Market Fund

Institutional Class (SAJXX) Administration Class (SSQXX) Investment Class (TPVXX)

Investor Class (SAEXX) Premier Class (TPIXX)

(Each a “Fund,” and collectively the “Funds”)

SUPPLEMENT DATED SEPTEMBER 23, 2019 TO THE PROSPECTUS

DATED APRIL 30, 2019, AND THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED APRIL 30, 2019, AS REVISED JULY 22, 2019, EACH AS MAY BE REVISED OR SUPPLEMENTED FROM TIME TO TIME

Effective immediately, the Prospectus is revised as follows:

Each sub-section within each Fund Summary entitled “Annual Fund Operating Expenses” and “Example” on pages 1, 8, 14, and 19 of the Prospectus, regarding each respective Fund, is hereby deleted in its entirety and replaced in each instance with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional	Administration	Investment	Investor	Premier
Management Fee	0.05%	0.05%	0.05%	0.05%	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	0.00%	0.05%	0.10%	0.00%	0.00%
Other Expenses[1]	0.10%	0.27%	0.32%	0.15%	0.07%
Total Annual Fund Operating Expenses	0.15%	0.37%	0.47%	0.20%	0.12%
Less Fee Waivers and/or Expense Reimbursements	N/A	N/A	(0.05)%[2]	N/A	N/A
Total Annual Fund Operating Expenses
After Fee Waivers and/or Expense Reimbursements	0.15%	0.37%	0.42%	0.20%	0.12%

[1]	Other Expenses are based on estimates for the current fiscal year for the Institutional Class.
[2]
SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is contractually obligated until April 30, 2020 to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses or acquired fund fees and expenses) of the Investment Class shares of the Fund exceed 0.42% of average daily net assets on an annual basis. This reimbursement arrangement for Investment Class shares of the Fund may not be terminated prior to April 30, 2020 except with approval of the Fund’s Board of Trustees.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs, for Investment Class shares, for a portion of the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional	$15	$48	$85	$192
Administration	$38	$119	$208	$468
Investment	$45	$148	$260	$589
Investor	$20	$64	$113	$255
Premier	$12	$39	$68	$154

STATE STREET INSTITUTIONAL INVESTMENT TRUST

State Street Institutional U.S. Government Money Market Fund

Investment Class (GVVXX)

State Street Institutional Treasury Plus Money Market Fund

Investment Class (TPVXX)

(Each a “Fund,” and collectively the “Funds”)

SUPPLEMENT DATED SEPTEMBER 23, 2019 TO THE PROSPECTUS

DATED APRIL 30, 2019, AND THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED APRIL 30, 2019, AS REVISED JULY 22, 2019, EACH AS MAY BE REVISED OR SUPPLEMENTED FROM TIME TO TIME

Effective immediately, the Prospectus is revised as follows:

Each sub-section within each Fund Summary entitled “Annual Fund Operating Expenses” and “Example” on pages 1 and 6 of the Prospectus, regarding each respective Fund, is hereby deleted in its entirety and replaced in each instance with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Investment
Management Fee	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	0.10%
Other Expenses[1]	0.32%
Total Annual Fund Operating Expenses	0.47%
Less Fee Waivers and/or Expense Reimbursements[2]	(0.05)%
Total Annual Fund Operating Expenses
After Fee Waivers and/or Expense Reimbursements	0.42%

[1]	Other Expenses are based on estimates for the current fiscal year for the Institutional Class.
[2]
SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is contractually obligated until April 30, 2020 to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses or acquired fund fees and expenses) of the Investment Class shares of the Fund exceed 0.42% of average daily net assets on an annual basis. This reimbursement arrangement for Investment Class shares of the Fund may not be terminated prior to April 30, 2020 except with approval of the Fund’s Board of Trustees.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs for a portion of the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investment	$45	$148	$260	$589